Research and Development incentives receivables (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development incentives receivables
Schedule of the classifications of R&D incentives receivables
	December 31,
	2020	2019	2018
	(Euro, in thousands)
Non-current R&D incentives receivables	€111,624	€93,407	€73,443
Current R&D incentives receivables	24,104	21,949	11,203
Total R&D incentives receivables	€135,728	€115,356	€84,646

Schedule of maturities of non-current R&D incentives receivables
	December 31, 2020
	Maturity date
	2022	2023	2024	2025	2026-2030	Total
	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€10,223	11,911	11,722			€33,856
Belgian non-current R&D incentives receivables - discounted value	6,647	8,429	11,078	13,716	37,898	77,768
Total non-current R&D incentives receivables - discounted value	€16,870	€20,340	22,800	13,716	37,898	€111,624